UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH

EMERGING MARKETS TRUST

FORM N-Q

MARCH 31, 2011

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 89.9%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.4%
Halla Climate Control Corp.	138,300	$2,641,310
Hyundai Mobis	10,200	3,045,262
Mando Corp.	2,700	427,048
Minth Group Ltd.	1,910,000	3,192,112
UMW Holdings Berhad	1,260,000	3,061,857

Total Auto Components		12,367,589

Automobiles - 3.9%
Ford Otomotiv Sanayi AS	151,600	1,448,204
Hero Honda Motors Ltd.	87,129	3,124,101
Hyundai Motor Co.	18,000	3,331,054
Kia Motors Corp.	189,420	11,914,836
Mahindra and Mahindra Ltd.	572,900	8,967,019
PT Astra International Tbk	433,500	2,837,726
Tofas Turk Otomobil Fabrikasi AS	258,600	1,460,440

Total Automobiles		33,083,380

Distributors - 0.4%
Imperial Holdings Ltd.	185,553	3,132,321

Hotels, Restaurants & Leisure - 0.8%
Ajisen China Holdings Ltd.	1,064,000	2,051,796
Genting Berhad	1,296,500	4,725,831

Total Hotels, Restaurants & Leisure		6,777,627

Household Durables - 2.1%
Arcelik AS	259,700	1,200,905
Corporacion GEO SA de CV, Series B Shares	465,700	1,306,135	*
Cyrela Brazil Realty SA	159,000	1,507,561
Even Construtora e Incorporadora SA	318,000	1,640,009
Gafisa SA, ADR	38,500	494,340
LG Electronics Inc.	39,320	3,763,708
Metalfrio Solutions SA	247,900	1,700,597	(a)
PDG Realty SA Empreendimentos e Participacoes	242,200	1,358,866
Rossi Residencial SA	213,500	1,779,766
Turk Sise ve Cam Fabrikalari AS	1,213,400	2,734,777	*

Total Household Durables		17,486,664

Media - 0.9%
CTC Media Inc.	36,500	860,305
Grupo Televisa SA, ADR	186,500	4,574,845	*
Naspers Ltd.	35,600	1,915,506

Total Media		7,350,656

Multiline Retail - 1.4%
Clicks Group Ltd.	644,600	4,055,311
El Puerto de Liverpool SA de CV, Class C1 Shares	118,100	863,823
Golden Eagle Retail Group Ltd.	710,000	1,542,575
Intime Department Store Group Co., Ltd.	3,416,000	4,637,492
Woolworths Holdings Ltd.	242,000	999,837

Total Multiline Retail		12,099,038

Specialty Retail - 0.9%
Foschini Ltd.	111,000	1,388,936
JD Group Ltd.	187,700	1,342,894
Mr. Price Group Ltd.	405,600	3,672,284
Truworths International Ltd.	92,600	965,011

Total Specialty Retail		7,369,125

Textiles, Apparel & Luxury Goods - 0.1%
Prime Success International Group Ltd.	1,604,000	1,212,504

TOTAL CONSUMER DISCRETIONARY		100,878,904

CONSUMER STAPLES - 3.4%
Beverages - 1.2%
Compania Cervecerias Unidas SA, ADR	69,900	4,131,090
Distilleries Co. of SRI Lanka Ltd.	834,200	1,360,170
Embotelladoras Arca SAB de CV	118,800	689,062

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Beverages - 1.2% - continued
Fomento Economico Mexicano SA de CV, ADR	49,800	$2,923,260
Grupo Modelo SA de CV, Series C Shares	142,600	857,198

Total Beverages		9,960,780

Food & Staples Retailing - 1.3%
Lianhua Supermarket Holdings Ltd., Class H Shares	259,000	1,038,857
O’Key Group LLC, GDR	106,100	1,335,799	*(b)(c)
President Chain Store Corp.	674,000	2,991,074
Shoprite Holdings Ltd.	160,700	2,465,017
The Spar Group Ltd.	154,600	2,171,027
X5 Retail Group NV, GDR	29,700	1,251,855	*

Total Food & Staples Retailing		11,253,629

Food Products - 0.6%
China Yurun Food Group Ltd.	493,000	1,657,372
Kuala Lumpur Kepong Berhad	307,000	2,148,873
PT Indofood Sukses Makmur Tbk	2,238,500	1,388,217

Total Food Products		5,194,462

Personal Products - 0.3%
Hengan International Group Co., Ltd.	253,000	1,878,338
Natura Cosmeticos SA	36,400	1,025,572

Total Personal Products		2,903,910

TOTAL CONSUMER STAPLES		29,312,781

ENERGY - 16.4%
Energy Equipment & Services - 0.6%
Eurasia Drilling Co., Ltd., GDR	26,700	907,800
OAO TMK, GDR	104,466	2,203,188	*
OSX Brasil SA	5,700	1,780,541	*

Total Energy Equipment & Services		4,891,529

Oil, Gas & Consumable Fuels - 15.8%
China Shenhua Energy Co., Ltd., Class H Shares	790,000	3,727,301
CNOOC Ltd.	4,964,000	12,533,565
Gazprom OAO, ADR	571,600	18,502,692
Indo Tambangraya Megah PT	170,200	903,042
LUKOIL, ADR	165,700	11,829,323
MOL Magyar Olaj-es Gazipari RT	24,200	3,093,563	*
NovaTek OAO, GDR	20,200	2,807,800
Pacific Rubiales Energy Corp.	118,600	3,290,707
PetroChina Co., Ltd.	1,912,000	2,910,321
Petroleo Brasileiro SA, ADR	507,200	18,025,888
Petroleo Brasileiro SA, ADR	256,500	10,370,295
Petrominerales Ltd.	32,300	1,224,035
Petronas Dagangan Berhad	280,000	1,525,382
Polski Koncern Naftowy Orlen SA	61,100	1,132,876	*
PT Borneo Lumbung Energi & Metal Tbk	11,218,000	2,125,719	*
PTT Public Co., Ltd.	229,400	2,684,993	(c)
Reliance Industries Ltd.	117,789	2,777,464
Rosneft Oil Co., GDR	725,100	6,623,789
Sasol Ltd.	131,100	7,586,746
Sasol Ltd., ADR	15,600	904,020
SK Energy Co., Ltd.	24,900	4,789,553
Tupras-Turkiye Petrol Rafinerileri A.S.	214,900	6,318,746
Yanzhou Coal Mining Co., Ltd., ADR	222,100	8,055,567
Yanzhou Coal Mining Co., Ltd., Class H Shares	380,000	1,375,192

Total Oil, Gas & Consumable Fuels		135,118,579
TOTAL ENERGY		140,010,108

EXCHANGE TRADED FUNDS - 0.9%
Exchange Traded Funds - 0.9%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	4,511,300	7,736,756

FINANCIALS - 18.2%
Commercial Banks - 13.4%
Agricultural Bank of China, Class H Shares	18,896,000	10,688,676	*
Banco Bradesco SA, ADR	428,006	8,881,124
Banco de Oro Unibank Inc.	507,100	606,417

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Commercial Banks - 13.4% - continued
Banco do Brasil SA	244,572	$4,426,609
Banco Macro Bansud SA, ADR	9,500	380,285
Bangkok Bank Public Co., Ltd.	326,500	1,872,962
Bank of China Ltd.	12,942,000	7,204,281
Canara Bank Ltd.	294,054	4,121,504
China Construction Bank, Class H Shares	10,391,367	9,738,713
Chinatrust Financial Holding Co., Ltd.	1,227,000	1,043,137
Commercial International Bank	317,762	1,757,435	*
First Financial Holding Co., Ltd.	2,614,000	2,240,076
Getin Holding SA	202,000	1,010,142	*
Grupo Financiero Banorte SAB de CV, Series O Shares	544,200	2,562,136
Grupo Financiero Galicia SA, ADR	54,500	677,435	*
Hana Financial Group Inc.	77,800	3,365,340
ICICI Bank Ltd., ADR	26,500	1,320,495
ICICI Bank Ltd.	34,628	865,021
Industrial & Commercial Bank of China Ltd., Class H Shares	17,934,646	14,894,526
Kasikornbank Public Co., Ltd., NVDR	268,500	1,127,442
Komercni Banka AS	8,400	2,119,765
National Bank of Pakistan	3,943,875	2,634,638
PT Bank Mandiri	1,424,000	1,112,053
PT Bank Negara Indonesia (Persero) Tbk	9,284,317	4,238,319
Sberbank	1,801,100	6,768,534
Shinhan Financial Group Co., Ltd.	77,780	3,534,649
State Bank of India	12,500	774,246
VTB Bank OJSC, GDR	548,100	3,836,700
Woori Finance Holdings Co., Ltd.	428,800	5,687,625
Yes Bank Ltd.	643,231	4,464,177

Total Commercial Banks		113,954,462

Consumer Finance - 0.1%
Kiatnakin Bank Public Co., Ltd.	865,400	1,008,608	(c)

Diversified Financial Services - 0.9%
African Bank Investments Ltd.	793,200	4,439,106
BM&F BOVESPA SA	427,300	3,101,403

Total Diversified Financial Services		7,540,509

Insurance - 2.3%
China Life Insurance Co., Ltd	3,519,366	3,554,492
China Life Insurance Co., Ltd.	1,629,000	6,125,595
Discovery Holdings Ltd.	277,800	1,564,961
Dongbu Insurance Co., Ltd.	74,700	3,411,705	*
Hyundai Marine & Fire Insurance Co., Ltd.	31,800	887,078	*
PICC Property & Casualty Co., Ltd.	2,038,000	2,462,824	*
Shin Kong Financial Holding Co., Ltd.	3,498,000	1,516,654	*

Total Insurance		19,523,309

Real Estate Management & Development - 1.5%
Agile Property Holdings Ltd.	268,000	422,403
China Overseas Land & Investment Ltd.	2,924,960	5,978,860
Direcional Engenharia SA	273,100	1,814,924
E-House China Holdings Ltd., ADR	117,100	1,375,925
Huaku Construction Corp.	506,651	1,419,687
Iguatemi Empresa de Shopping Centers SA	57,700	1,410,118
Soho China Ltd.	1,040,500	894,890

Total Real Estate Management & Development		13,316,807

TOTAL FINANCIALS		155,343,695

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
Life Healthcare Group Holdings Pte Ltd.	1,246,500	2,927,847

Pharmaceuticals - 0.3%
Pharmstandard, GDR	58,500	1,635,075	*
PT Kalbe Farma Tbk	1,767,000	689,957

Total Pharmaceuticals		2,325,032

TOTAL HEALTH CARE		5,252,879

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.1%
Embraer SA, ADR	28,500	$960,450

Airlines - 1.2%
Air China Ltd.	1,262,000	1,168,135	*
China Eastern Airlines Corp., Ltd., Class H Shares	1,834,000	704,972	*
China Southern Airlines Co., Ltd.	3,372,000	1,499,909	*
EVA Airways Corp.	1,490,140	1,178,167	*
Gol-Linhas Aereas Inteligentes SA, ADR	44,200	606,866	*
Tam SA, ADR	73,200	1,444,968
Thai Airways International Public Co., Ltd.	2,612,559	3,260,840	(c)

Total Airlines		9,863,857

Construction & Engineering - 0.9%
Daelim Industrial Co.	41,300	4,028,534
Samsung Engineering Co., Ltd.	20,000	3,810,566

Total Construction & Engineering		7,839,100

Industrial Conglomerates - 1.0%
Alfa SA de CV, Series A Shares	195,000	2,524,379	*
CJ Corp.	27,330	1,831,218
LG Corp.	55,620	4,147,606

Total Industrial Conglomerates		8,503,203

Machinery - 3.1%
CSR Corp., Ltd., Class H Shares	3,166,000	3,239,853
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	91,470	2,839,285
Doosan Infracore Co., Ltd.	61,240	1,705,531	*
Hyundai Heavy Industries Co., Ltd.	13,200	6,233,283
International Mining Machinery Holdings Ltd.	1,442,400	1,264,653	*
Iochpe-Maxion SA	36,600	486,012
Pipavav Shipyard Ltd.	1,371,220	2,424,503	*
PT United Tractors Tbk	1,611,000	4,014,780
Weichai Power Co., Ltd.	726,000	4,419,346

Total Machinery		26,627,246

Marine - 0.6%
China COSCO Holdings Co., Ltd., Class H Shares	1,458,500	1,494,398	*
Evergreen Marine Corp.	1,658,000	1,378,542	*
SITC International Holdings Co., Ltd.	3,628,000	2,238,772	*

Total Marine		5,111,712

Road & Rail - 0.3%
Localiza Rent A Car SA	147,300	2,363,801

Trading Companies & Distributors - 0.5%
Barloworld Ltd.	361,700	3,993,938

Transportation Infrastructure - 0.1%
OHL Mexico SAB de CV	647,600	1,195,080	*

TOTAL INDUSTRIALS		66,458,387

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.9%
High Tech Computer Corp.	201,000	7,860,507

Computers & Peripherals - 0.2%
Compal Electronics Inc.	1,535,855	1,525,070
Gigabyte Technology Co., Ltd.	398,000	384,377

Total Computers & Peripherals		1,909,447

Electronic Equipment, Instruments & Components - 1.7%
China ITS Holdings Co., Ltd.	2,087,800	1,129,984	*
Delta Electronics (Thailand) PCL	907,400	802,544	(c)
Hon Hai Precision Industry Co., Ltd.	3,590,317	12,575,541
Unimicron Technology Corp.	83,000	141,126

Total Electronic Equipment, Instruments & Components		14,649,195

Internet Software & Services - 1.3%
Alibaba.com Ltd.	1,347,000	2,313,532
Baidu.com Inc., ADR	3,100	427,211	*
Mail.ru Group Ltd., GDR	70,900	2,123,455	*(b)(c)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Internet Software & Services - 1.3% - continued
Qihoo 360 Technology Co., Ltd., ADR	2,500	$73,975	*
SINA Corp.	10,600	1,134,624	*
Tencent Holdings Ltd.	204,400	4,982,193

Total Internet Software & Services		11,054,990

IT Services - 0.9%
Cielo SA	129,800	1,100,317
Infosys Technologies Ltd.	21,000	1,525,732
SK C&C Co., Ltd.	29,300	2,596,253
Ybrant Digital	166,184	1,863,258	(a)(c)

Total IT Services		7,085,560

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Semiconductor Engineering Inc.	1,399,000	1,517,627
Hynix Semiconductor Inc.	31,260	891,962
King Yuan Electronics Co., Ltd.	554,765	305,619	*
Macronix International Co., Ltd.	1,069,000	708,874
Samsung Electronics Co., Ltd.	25,795	21,916,168
Taiwan Semiconductor Manufacturing Co., Ltd.	3,520,715	8,452,637
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	584,663	7,121,195
United Microelectronics Corp.	5,284,000	2,749,229

Total Semiconductors & Semiconductor Equipment		43,663,311

TOTAL INFORMATION TECHNOLOGY		86,223,010

MATERIALS - 13.9%
Chemicals - 3.7%
Engro Corp., Ltd.	363,840	878,925
Fauji Fertilizer Co., Ltd.	2,011,552	3,250,282
Formosa Chemicals & Fibre Corp.	451,000	1,710,047
Formosa Plastics Corp.	1,794,000	6,314,216
Hanwha Chemical Corp.	146,500	5,782,807
LG Chem Ltd.	17,296	7,252,983
Nan Ya Plastics Corp.	554,000	1,633,374
Sociedad Quimica y Minera de Chile SA, ADR	31,600	1,746,216
Uralkali, GDR	77,900	3,230,513

Total Chemicals		31,799,363

Construction Materials - 0.5%
Cemex SAB de CV, Participation Certificates, ADR	324,567	2,898,387	*
China National Building Material Co., Ltd.	324,000	1,189,193

Total Construction Materials		4,087,580

Containers & Packaging - 0.2%
HSIL Ltd.	560,082	1,676,666	(a)

Metals & Mining - 9.5%
African Rainbow Minerals Ltd.	122,700	4,044,656
AngloGold Ashanti Ltd., ADR	43,500	2,085,825
Cherepovets MK Severstal, GDR, Registered Shares	160,100	3,139,561
Cia Siderurgica Nacional SA Depositary Receipts	157,400	2,622,284
Dongkuk Steel Mill Co., Ltd.	43,500	1,566,389
El Ezz Steel Rebars SAE	738,982	1,364,007	*
Evraz Group SA, GDR	31,400	1,246,580	*
Fresnillo Plc	60,100	1,487,643
Gerdau SA, ADR	139,800	1,747,500
Gold Fields Ltd., ADR	252,000	4,399,920
Grupo Mexico SA de CV, Series B Shares	1,499,724	5,623,437
Hindalco Industries Ltd.	498,803	2,343,295
Hyundai Hysco	98,500	2,859,953
Impala Platinum Holdings Ltd.	27,400	792,798
Industrias Penoles SA de CV	53,000	1,949,661
Jiangxi Copper Co., Ltd., Class H Shares	396,000	1,323,640
Korea Zinc Co., Ltd.	18,220	6,627,266
Kumba Iron Ore Ltd.	77,500	5,475,979
Kumba Resources Ltd.	178,700	4,370,688
Maanshan Iron & Steel Co., Ltd.	6,240,000	3,377,287
Mechel OAO, ADR	27,800	855,962
Mining & Metallurgical Co. Norilsk Nickel, ADR	211,730	5,598,141
New World Resources NV, Class A Shares	135,400	2,226,388

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Metals & Mining - 9.5% - continued
Novolipetsk Steel, GDR	65,000	$2,860,000
Sterlite Industries India Ltd.	465,600	1,814,582
Ternium SA, ADR	58,300	2,095,302
Vale SA, ADR	204,700	6,826,745

Total Metals & Mining		80,725,489

TOTAL MATERIALS		118,289,098

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.5%
Chunghwa Telecom Co., Ltd.	260,000	809,889
Chunghwa Telecom Co., Ltd., ADR	15,000	467,400
KT Corp., ADR	95,100	1,857,303
Telecom Argentina S.A., Class B Shares, ADR	34,500	855,600

Total Diversified Telecommunication Services		3,990,192

Wireless Telecommunication Services - 5.2%
America Movil SAB de CV, Series L Shares	2,231,093	6,488,194
America Movil SAB de CV, Series L Shares, ADR	169,800	9,865,380
China Mobile (Hong Kong) Ltd.	1,067,000	9,828,380
DiGi.Com Berhad	138,300	1,305,945
Mobile TeleSystems, ADR	133,300	2,829,959
Taiwan Mobile Co., Ltd.	356,000	837,747
Tim Participacoes SA, ADR	110,500	4,823,325
Vivo Participacoes SA, ADR	107,439	4,338,387
Vodacom Group Ltd.	368,100	4,319,258

Total Wireless Telecommunication Services		44,636,575

TOTAL TELECOMMUNICATION SERVICES		48,626,767

UTILITIES - 1.0%
Electric Utilities - 0.3%
EDP - Energias do Brasil SA	21,700	527,663
Enersis SA, ADR	105,500	2,196,510

Total Electric Utilities		2,724,173

Gas Utilities - 0.3%
GAIL India Ltd.	147,874	1,524,003
Indraprastha Gas Ltd.	111,510	749,526

Total Gas Utilities		2,273,529

Independent Power Producers & Energy Traders - 0.4%
Aboitiz Power Corp.	2,981,600	2,061,014
Hub Power Co., Ltd.	2,412,013	1,062,246

Total Independent Power Producers & Energy Traders		3,123,260

TOTAL UTILITIES		8,120,962

TOTAL COMMON STOCKS (Cost - $600,545,056)		766,253,347

PREFERRED STOCKS - 7.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Hyundai Motor Co.	46,473	2,796,133
Multiline Retail - 0.1%
Lojas Americanas SA	71,000	591,431

TOTAL CONSUMER DISCRETIONARY		3,387,564

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Companhia de Bebidas das Americas, ADR	156,000	4,416,360

Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	19,900	834,407

TOTAL CONSUMER STAPLES		5,250,767

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
FINANCIALS - 3.0%
Commercial Banks - 3.0%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	103,900	$1,279,141
Itau Unibanco Banco Multiple SA, ADR	604,258	14,532,405
Itau Unibanco Holding SA	75,825	1,806,629
Itausa - Investimentos Itau SA	1,042,991	8,177,065

TOTAL FINANCIALS		25,795,240

INDUSTRIALS - 0.2%
Machinery - 0.2%
Marcopolo SA	249,300	1,044,444
Randon SA Implementos e Participacoes	13,700	93,563

TOTAL INDUSTRIALS		1,138,007

MATERIALS - 3.2%
Chemicals - 0.2%
Braskem SA, Class A Shares	131,200	1,738,994	*

Metals & Mining - 2.9%
Bradespar SA	140,000	3,670,107
Metalurgica Gerdau SA	143,800	2,145,572
Vale SA, ADR	636,700	18,795,384

Total Metals & Mining		24,611,063

Paper & Forest Products - 0.1%
Suzano Papel e Celulose SA	128,700	1,186,375

TOTAL MATERIALS		27,536,432

UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel, ADR	24,700	686,413

TOTAL PREFERRED STOCKS (Cost - $42,379,848)		63,794,423

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $642,924,904)		830,047,770

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Bank of America repurchase agreement dated 3/31/11; Proceeds at maturity - $7,001,030; (Fully collateralized by U.S. government agency obligations, 1.600% due 11/23/15; Market Value - $7,149,144)	0.040%	4/1/11	$7,001,022	7,001,022
Goldman Sachs & Co. repurchase agreement dated 3/31/11; Proceeds at maturity - $7,001,034; (Fully collateralized by U.S. government agency obligations, 4.000% due 3/16/21; Market value-$7,153,227)	0.060%	4/1/11	7,001,022	7,001,022

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,002,044)				14,002,044

TOTAL INVESTMENTS - 99.1% (Cost - $656,926,948#)				844,049,814
Other Assets in Excess of Liabilities - 0.9%				7,903,993

TOTAL NET ASSETS - 100.0%				$851,953,807

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

NVDR	— Non Voting Depositary Receipt

OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2011

Summary of Investments by Country **

Brazil	17.6%
South Korea	14.9
China	12.6
Russia	9.0
Taiwan	8.4
South Africa	8.2
Mexico	5.2
India	4.8
Hong Kong	2.9
Cayman Islands	2.8
Indonesia	2.0
Turkey	1.6
Malaysia	1.5
Thailand	1.3
Chile	1.0
Pakistan	0.9
Netherlands	0.4
Canada	0.4
Egypt	0.4
Hungary	0.4
Philippines	0.3
Poland	0.2
British Virgin Islands	0.2
Czech Republic	0.2
Luxembourg	0.2
Argentina	0.2
Bermuda	0.2
United Kingdom	0.2
Sri Lanka	0.2
Colombia	0.1
Short-Term Investments	1.7

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$27,976,982	$1,335,799	—	$29,312,781
Energy	137,325,115	2,684,993	—	140,010,108
Financials	154,335,087	1,008,608	—	155,343,695
Industrials	63,197,547	3,260,840	—	66,458,387
Information technology	81,433,753	2,925,999	$1,863,258	86,223,010
Other common stocks	288,905,366	—	—	288,905,366
Preferred stocks	63,794,423	—	—	63,794,423

Total long-term investments	$816,968,273	$11,216,239	$1,863,258	$830,047,770

Short-term investments†	—	14,002,044	—	14,002,044

Total investments	$816,968,273	$25,218,283	$1,863,258	$844,049,814

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	INFORMATION TECHNOLOGY
Balance as of December 31, 2010	$1,858,258
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	5,000
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$1,863,258

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011[1]	$5,000

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also

Notes to Schedule of Investments (unaudited) (continued)

subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$198,477,552
Gross unrealized depreciation	(11,354,686)

Net unrealized appreciation	$187,122,866

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date: May 24, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011